[LOGO]    COLONIAL MUTUAL FUNDS
          One Financial Center
          Boston, Massachusetts 02111-2621

March 2, 1998

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Colonial Trust III (the "Trust")
         Colonial Global Equity Fund (the "Fund")
         File Nos. 811-881 & 2-15184

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information dated February 27,1998 for the Fund does not differ from that contained in Post-Effective Amendment No. 100 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on February 27, 1998.

The Fund's Prospectus and Statement of Additional Information dated February 27, 1998, are now being used in connection with the public offering and sale of shares of the Fund. Also, a Prospectus Supplement dated January 15, 1998, filed electronically with the Securities and Exchange Commission on January 15, 1998, is being used in connection with the public offering and sale of shares of the Fund.

The Fund is a separate portfolio of the Trust.

Very truly yours,

COLONIAL GLOBAL EQUITY FUND




By:Ellen Harrington
     Assistant Secretary

cc:       T. Festekjian
          B. Leveille
          M. Muller
          N. Ghajar
          G. Rao
          M.C. Telman
          D. Young (2)
          E. Edson